Fair Value Measurements (Details) - Schedule of Assets, Derivative Financial Instrument and Equity Instruments that Measured at Fair Value - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 71,697,384	$ 69,000,000
Public Warrants [Member] | Level 3 [Member]
Equity:
Fair value of common stock subject to possible redemption allocation		43,470
Public Rights [Member] | Level 3 [Member]
Equity:
Fair value of common stock subject to possible redemption allocation		3,283,710
Over-allotment option [Member] | Level 3 [Member]
Liabilities:
Over-allotment option		$ 11,135